Fair Value Measurements And Disclosure (Notional Amount Of Our Outstanding Derivative Positions) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 39,805	$ 22,537
Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	6,550	4,750
Cross-Currency Swaps [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	26,505	17,787
Interest Rate Locks [Member]
Derivative [Line Items]
Notional amount of outstanding derivative positions	$ 6,750	$ 0